JNL/MELLON CAPITAL DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX FUND
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund Class A and B
Investment Objective.
The investment objective of the Fund is to match the performance of the Dow Jones U.S. Contrarian Opportunities Index. The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JNL/MELLON CAPITAL DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX FUND (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/MELLON CAPITAL DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX FUND		Class A	Class B
Management Fee		0.32%	0.32%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		0.70%	0.50%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/MELLON CAPITAL DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX FUND (USD $)	1 year	3 years	5 years	10 years
Class A	72	224	390	871
Class B	51	160	280	628

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2013 – 12/31/2013	140%

Period	Class B
1/1/2013 – 12/31/2013	140%

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the stocks in the Dow Jones U.S. Contrarian Opportunities Index (“Index”) in proportion to their market capitalization weighting in the Index. As of December 31, 2013, the market capitalization range for the Index was $ 155 million to $ 292,361m illion.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Dow Jones U.S. Contrarian Opportunities Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

The Index screens the entire Dow Jones U.S. Broad Stock Market Index, which comprises the 2,500 largest U.S. stocks by float-adjusted market capitalization. These 2,500 stocks are screened to identify those 1,250 stocks with the lowest relative three-year trailing total returns. Next, the bottom 5% of stocks in terms of market-capitalization are removed from consideration. The remaining pool is ranked according to ten qualitative selection factors. All ten ranks are combined to form one score. The index is comprised of the 125 top-scoring stocks from this pool. These index components are equally weighted to prevent concentration in any single issue. To promote sector diversification, the weights of sectors are capped at 30% during each index rebalancing.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.
  Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.
  License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result the Fund may lose its ability to use the intellectual property , or receive important data from the licensor.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Small cap investing risk– Investing in smaller companies , some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 3/31/2013): 10.86%; Worst Quarter (ended 6/30/2013): 6.00%
Class B

Best Quarter (ended 3/31/2013): 10.95%; Worst Quarter (ended 6/30/2013): 6.08%
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns JNL/MELLON CAPITAL DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX FUND	1 year	Life of Fund/Life of Class	Inception Date
Class A	39.14%	23.45%	Apr. 30, 2012
Class A Dow Jones U.S. Contrarian Opportunities Index	40.55%	24.70%	Apr. 30, 2012
Class B	39.48%	23.70%	Apr. 30, 2012
Class B Dow Jones U.S. Contrarian Opportunities Index	40.55%	24.70%	Apr. 30, 2012